Subsequent Events (Details Narrative) - USD ($)											3 Months Ended	12 Months Ended
	Oct. 08, 2019	Oct. 03, 2019	Oct. 03, 2019	Oct. 02, 2019	Oct. 01, 2019	Sep. 18, 2019	Sep. 09, 2019	Sep. 04, 2019	Jul. 10, 2019	Jul. 02, 2019	Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018
Debt conversion shares										141,550
Debt conversion price per share										$ 0.4725	$ 0.704
Debt premium amount											$ 1,078,743	$ 613,003	$ 1,731,167
Debt conversion threshold percentage											4.99%	4.99%
Minimum [Member]
Debt conversion price per share										0.4140
Maximum [Member]
Debt conversion price per share										$ 0.5002
Subsequent Event [Member]
Debt conversion shares						45,547	13,360	36,049	20,454
Debt conversion price per share						$ 0.45	$ 0.63	$ 0.63	$ 0.91
Subsequent Event [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member]
Debt principal amount		$ 131,000	$ 131,000	$ 131,000	$ 131,000
Legal expenses		6,000			$ 6,000
Debt maturity date				Oct. 01, 2020	Oct. 01, 2020
Debt interest rate				8.00%	8.00%
Debt premium amount					$ 87,333
Debt conversion, description				The conversion price for the October 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.	The conversion price for the October 1, 2019 GW Holdings Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, GW Holdings shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by GW Holdings and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the GW Holdings to the Company.
Debt conversion threshold percentage				40.00%	40.00%
Outstanding common stock percentage				4.99%	4.99%
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 2019 Crown Bridge Note [Member]
Debt principal amount	$ 103,000	108,000	$ 108,000
Legal expenses	$ 3,000	$ 5,000
Debt maturity date		Oct. 03, 2020	Oct. 03, 2020
Debt interest rate		10.00%	10.00%
Debt premium amount		$ 72,000	$ 72,000
Debt default amount percentage			140.00%
Debt conversion, description		The conversion price for the October 3, 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the delivery of a Notice of Conversion, including the day upon which a Notice of Conversion is received. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.	The conversion price for the October 2019 Crown Bridge Note shall be equal to a 40% discount of the lowest closing bid price ("Lowest Trading Price") of the Common Stock for the ten trading days immediately prior to the Conversion Date in accordance with the Notice of Conversion. Notwithstanding the foregoing, Crown Bridge shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Crown Bridge and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock which may be increased up to 9.99% upon 60 days prior written notice by the Crown Bridge to the Company.
Debt conversion threshold percentage		40.00%	40.00%
Outstanding common stock percentage		4.99%	4.99%
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member]
Debt default amount percentage				110.00%	110.00%
Subsequent Event [Member] | Minimum [Member] | Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 2019 Crown Bridge Note [Member]
Debt default amount percentage		110.00%
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | GW Holdings Group, LLC [Member] | October 2019 GW Holdings Note [Member]
Debt default amount percentage				150.00%	150.00%
Subsequent Event [Member] | Maximum [Member] | Securities Purchase Agreement [Member] | Crown Bridge Partners, LLC [Member] | October 2019 Crown Bridge Note [Member]
Debt default amount percentage		150.00%